Certain risks and concentration - Fair value measurement - Equity securities without readily determinable fair value (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Concentration risk
Impairment charges to investments	$ 4,038
Discount for lack of marketability	20
Minimum [Member]
Concentration risk
Price-to-sales multiples	2.4
Maximum
Concentration risk
Price-to-sales multiples	6.5